Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Debt

Note 3. Debt

Working Capital Line of Credit

The Company secured a $2,000,000 working capital line of credit from Regions Bank on June 10, 2013 which is secured by the Company’s trade accounts receivable and inventory and personally guaranteed by the Company’s stockholders. The note was last amended on July 16, 2019 to extend its expiration date through July 16, 2020.

The maximum amount that can be drawn on the line of credit is equal to the lesser of $2,000,000 or the sum of 80% of the aggregate amount of eligible accounts receivable plus 50% of the aggregate amount of eligible inventory not to exceed $1,000,000.

Eligible accounts receivable exclude trade accounts receivable with balances over 90 days, the entire account for any debtor whose balance over 90 days exceeds 25% of the debtor’s total balance and the portion of the accounts of any single debtor which exceeds 20% of the Company’s total accounts receivable balance.

Eligible inventory excludes inventory older than 12 months, inventory not owned by the Company free and clear, and inventory which is obsolete, damaged, or defective.

Eligible accounts receivable and inventory serve as the collateral for the line of credit.

The interest rate is 2.750 percentage points plus the LIBOR index resulting in an initial rate of 5.075% per annum based on a year of 360 days, and is payable monthly. The interest rate was 4.77% at September 30, 2019. Interest was approximately $51,000 and $28,000 for the nine months ending September 30, 2019 and 2018, respectively, all of which was expensed.

Note 4.	Working Capital Line of Credit

The Company secured a $2,000,000 working capital line of credit from Regions Bank on June 10, 2013. The note was last renewed on July 16, 2019 extending its expiration date through July 16, 2020. The note is secured by the Company’s trade accounts receivable and inventory and has been guaranteed by certain key employees of the Company.

The maximum amount that can be drawn on the line of credit is limited to the lesser of $2,000,000 or the sum of 80% of the aggregate amount of eligible accounts receivable plus 50% of the aggregate amount of eligible inventory not to exceed $1,000,000.

Eligible accounts receivable exclude trade accounts receivable balances over 90 days, the entire account for any debtor whose balance over 90 days exceeds 25% of the debtor’s total balance and the portion of the accounts of any single debtor which exceeds 20% of the Company’s total accounts receivable balance.

Eligible inventory excludes inventory older than 12 months, inventory not owned by the Company free and clear, and inventory which is obsolete, damaged, or defective.

The eligible accounts receivable and inventory as defined above serve as the collateral for the line of credit.

Interest is charged at 2.750 percentage points plus the LIBOR index resulting in an initial rate of 5.075% per annum based on a year of 360 days, and is payable monthly. The interest rate was 5.25375% at December 31, 2018. Interest on the Regions Bank line of credit was $39,605 for 2018, all of which was expensed.

The working capital line of credit from Regions Bank is backed by personal guarantees from all five Company stockholders.